Plant and equipment (Tables)	9 Months Ended
Sep. 30, 2022
Plant and equipment
Schedule of plant and equipment

		Computer
	Furniture	hardware			Production
	and	and		Leasehold	tooling
	equipment	software	Vehicles	improvements	and molds	Total
Cost:
December 31, 2020	$477,823	$421,198	$1,384,597	$435,376	$7,613,969	$10,332,963
Additions	448,918	584,307	1,816,568	1,124,818	387,260	4,361,871
Disposal	—	(1,971)	(894,316)	—	—	(896,287)
Foreign exchange translation difference	689	41	—	482	—	1,212
December 31, 2021	927,430	1,003,575	2,306,849	1,560,676	8,001,229	13,799,759
Additions	881,292	373,760	1,643,445	7,549,364	4,563,066	15,010,927
Disposal	—	—	(393,669)	—	(56,285)	(449,954)
Foreign exchange translation difference	(12,848)	(476)	—	(5,721)	—	(19,045)
September 30, 2022	$1,795,874	$1,376,859	$3,556,625	$9,104,319	$12,508,010	$28,341,687

Amortization:
December 31, 2020	$309,321	$198,331	$294,672	$273,756	$893,909	$1,969,989
Additions	97,760	249,754	340,621	116,105	2,675,815	3,480,055
Disposal	—	(219)	(38,022)	—	—	(38,241)
Foreign exchange translation difference	985	38	—	455	—	1,478
December 31, 2021	408,066	447,904	597,271	390,316	3,569,724	5,413,281
Additions	178,824	283,099	603,291	279,190	2,038,308	3,382,712
Disposal	—	—	(90,252)	—	—	(90,252)
Foreign exchange translation difference	(12,247)	(476)	—	(5,719)	—	(18,442)
September 30, 2022	$574,643	$730,527	$1,110,310	$663,787	$5,608,032	$8,687,299

Net book value:
December 31, 2021	$519,364	$555,671	$1,709,578	$1,170,360	$4,431,505	$8,386,478
September 30, 2022	$1,221,231	$646,332	$2,446,315	$8,440,532	$6,899,978	$19,654,388